RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
RECEIVABLES
Summary of receivables

	December 31, 2022	December 31, 2021
Mineral Exploration Tax Credit (“METC”)	$3,001	$3,793
Goods and services tax	2,090	3,405
PST Rebate	556	—
Other (Note 12)	35	56
Total	$5,682	$7,254